Submission	Feb. 27, 2026
Submission [Line Items]
Central Index Key	0001166928
Registrant Name	West Bancorporation, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A